PROPERTY, EQUIPMENT AND SOFTWARE, NET- Geographic region (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 12,140	$ 12,694
Israel
Property, Plant and Equipment [Line Items]
Property and equipment, net	7,798	8,224
United States
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,370	2,450
All other countries.
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 2,972	$ 2,020